SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding | shares	2,340,111
Number of options exercisable | shares	641,325
0.01 [Member] | RSUs [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	60,711
Awards outstanding, weighted average remaining contractual life (years)	5 years 7 months 20 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares	0
Awards exercisable, weighted average exercise price	$ 0
$4.0-9.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	4
Exercise price, maximum	$ 9.5
Number of options outstanding | shares	1,455,200
Awards outstanding, weighted average remaining contractual life (years)	6 years 3 months
Awards outstanding, weighted average exercise price per share	$ 5.01
Number of options exercisable | shares	23,150
Awards exercisable, weighted average remaining contractual life (years)	5 years 8 months 4 days
Awards exercisable, weighted average exercise price	$ 8.07
$ 10.2-19.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	10.2
Exercise price, maximum	$ 19.7
Number of options outstanding | shares	709,200
Awards outstanding, weighted average remaining contractual life (years)	3 years 3 months 25 days
Awards outstanding, weighted average exercise price per share	$ 13.13
Number of options exercisable | shares	503,175
Awards exercisable, weighted average remaining contractual life (years)	2 years 10 months 24 days
Awards exercisable, weighted average exercise price	$ 13.17
$20.3-29.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	20.3
Exercise price, maximum	$ 29.5
Number of options outstanding | shares	115,000
Awards outstanding, weighted average remaining contractual life (years)	8 months 1 day
Awards outstanding, weighted average exercise price per share	$ 26.7
Number of options exercisable | shares	115,000
Awards exercisable, weighted average remaining contractual life (years)	8 months 1 day
Awards exercisable, weighted average exercise price	$ 26.7